Victory Income Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [1]	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
IF [Member] | Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
IF [Member] | Lipper A Rated Bond Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.14%	(0.72%)		2.94%
IF [Member] | Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	7.10%	0.61%		3.17%
IF [Member] | Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.33%	(0.94%)		1.61%
IF [Member] | Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.18%	(0.18%)		1.79%
IF [Member] | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	7.16%	0.66%		3.22%
IF [Member] | Class A
Prospectus [Line Items]
Average Annual Return, Percent	4.40%	(0.10%)		2.68%
IF [Member] | Class R6
Prospectus [Line Items]
Average Annual Return, Percent	7.17%	0.73%	3.08%

[1]	Inception date of Class R6 is December 1, 2016.